Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

On March 15, 2018, Lianluo Smart Limited (the “Company”) received a resignation notice from Mr. Ke Cai, the Chief Financial Officer of the Company, effective immediately. Mr. Cai’s resignation is not due to any disagreement with the Company.

On March 15, 2018, the Board of the Directors of the Company (the “Board”) appointed Ms. Yingmei Yang as the interim Chief Financial Officer, effective immediately. Ms. Yang has been serving as the Vice President of Hangzhou Lianluo Interactive Information Technology Co., Ltd. (“Lianluo Interactive”), a major shareholder of the Company since February, 2018. Between January, 2015 and February, 2018, Ms. Yang has served as Chief Financial Officer and Vice President of Lianluo Interactive. From February, 2013 to January, 2015, Ms. Yang was the Chief Financial Officer and Secretary of Board of Beijing Digit Horizon Technology Limited., the predecessor of Lianluo Interactive.

There is no arrangement or understanding between Yingmei Yang and any other persons pursuant to which she was appointed as discussed above. Nor are there any family relationships between Yingmei Yang and any executive officers and directors of the Company. Further, there are no transactions involving the Company which transaction would be reportable pursuant to Item 404(a) of Regulation S-K promulgated under the Securities Act of 1933, as amended.